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03/31/04

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	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	March 31, 2004

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
AMERICAN INTL GROUP  COM       026874107   342      4792      SH        SOLE
AMGEN		     COM       031162100   215      3699      SH        SOLE
AUTOMATIC DATA CORP  COM       053015103   331      7877      SH        SOLE
BIOGEN	             COM       09062X103   495      8895      SH        SOLE
BIOMET               COM       090613100   357      9301      SH        SOLE
CHIRON               COM       170040109   249      5654      SH        SOLE
DENTSPLY	     COM       249030107   367      8287      SH        SOLE
EBAY		     COM       278642103   224      3239      SH        SOLE
ELECTRONIC ARTS INC  COM       285512109   238      4431      SH        SOLE
FOREST LABS          COM       345838106   349      4867      SH        SOLE
GARMIN LTD ORD       COM       G37260109   304      7127      SH        SOLE
GENERAL ELECTRIC     COM       369604103   240      7877      SH        SOLE
HARLEY DAVIDSON      COM       412822108   415      7772      SH        SOLE
INTUIT COM	     COM       461202103   312      6990      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   385      7600      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   469     12657      SH        SOLE
MAXIM                COM       57772K101   309      6574      SH        SOLE
MERCK & CO.	     COM       589331107   364      8239      SH        SOLE
MICROCHIP            COM       595017104   250      9452      SH        SOLE
MICROSOFT CORP	     COM       594918104   369     14785      SH        SOLE
MORGAN, J.P.         COM       46625h100   281      6699      SH        SOLE
PFIZER CORP.	     COM       717081103   392     11180      SH        SOLE
PROCTOR GAMBLE       COM       742718109   455      4334      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   328      4541      SH        SOLE
STRYKER CORP         COM       863667101   360      4072      SH        SOLE
SUNGUARD DATA        COM       867363103   379     13836      SH        SOLE
SYMANTEC             COM       871503108   476     10275      SH        SOLE
SYNOPSYS INC	     COM       871607107   370     12869      SH        SOLE
TRAVELERS PPTY B     COM       89420G406   217     12582      SH        SOLE
UNITED TECHNOLOGY    COM       913017109   217      2516      SH        SOLE